Non-current and current financial debts	6 Months Ended
Jun. 30, 2022
Disclosure Of Borrowings [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2022 and December 31, 2021.

($ millions)	June 30, 2022	December 31, 2021
Non-current financial debts
Facility B	637	796
Facility C	—	395
Local facilities (Japan)	—	47
Series 2026 notes	497	496
Series 2028 notes	517	—
Series 2029 notes	993	993
Series 2030 notes	745	745
Series 2049 notes	494	494
Revolving facility	—	—
Total non-current financial debts	3,883	3,966

Current financial debts
Local facilities:
Japan	70	84
All others	9	17
Other short-term financial debts	7	6
Derivatives	1	7
Total current financial debts	87	114
Total financial debts	3,970	4,080
Interest expense recognized for Financial debts, excluding lease liabilities, was $25 million and $49 million for the three and six months ended June 30, 2022, respectively, and $24 million and $48 million for the three and six months ended June 30, 2021, respectively.
Series 2028 notes issuance
On May 31, 2022, AFBV issued EUR denominated senior notes due in 2028, which are guaranteed by the Company. The Series 2028 Notes are unsecured senior obligations of AFBV issued and closed in a public offering and rank equally in right of payment with the Series 2026, Series 2029, Series 2030 and Series 2049 notes. The total principal of the Series 2028 Notes is $522 million (EUR500 million) as of June 30, 2022. The Series 2028 Notes were issued at 99.476% with 2.375% interest payable annually in May, beginning in May 2023. The Series 2028 Notes were issued at a discount totaling $3 million, which was recorded as a reduction to the carrying value of the Series 2028 Notes and will be amortized to Interest expense over the term of the Series 2028 Notes. AFBV incurred $3 million of debt issuance costs, which were recorded as a reduction to the carrying value of the Series 2028 Notes and will be amortized to Other financial income & expense over the term of the Series 2028 Notes.
On May 31, 2022, the funds borrowed through the issuance of the Series 2028 Notes were used to fully repay the $376 million (EUR350 million) Facility C term loan maturing in 2024 and repay $160 million of the $800 million Facility B term loan maturing in 2024. The transactions were accounted for as an extinguishment and partial extinguishment of a liability, respectively. The remaining principal balance of the Facility B term loan is $640 million as of June 30, 2022. Alcon recognized losses on extinguishment of $1 million associated with the write-off of unamortized deferred financing costs in Other financial income & expense for three and six months ended June 30, 2022.
Revolving facility
The Revolving facility remained undrawn as of June 30, 2022.
Local bilateral facilitiesDuring the six months ended June 30, 2022, changes in financial debts for local bilateral facilities primarily included the movement of balances from non-current to current and payment of certain local bilateral facilities in Japan. In addition, one local bilateral facility in Japan with an outstanding amount of $62 million matured in February 2022 and was renewed for another one year term.